Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Description of Business [Abstract]
Description of Business

Note 1 — Description of Business

Xos, Inc. and its wholly owned subsidiaries (collectively, the “Company” or “Xos”) is a leading fleet electrification solutions provider committed to the decarbonization of commercial transportation. Xos designs and manufactures Class 5-8 battery-electric commercial vehicles that travel on last-mile, back-to-base routes of up to 200 miles per day. Xos also offers charging infrastructure products and services through Xos Energy Solutions™ to support electric vehicle fleets. The Company’s proprietary fleet management software, Xosphere™, integrates vehicle operation and vehicle charging to provide commercial fleet operators a more seamless and cost-efficient vehicle ownership experience than traditional internal combustion engine counterparts. Xos developed the X-Platform (its proprietary, purpose-built vehicle chassis platform) and the X-Pack (its proprietary battery system) specifically for the medium- and heavy-duty commercial vehicle segment with a focus on last-mile commercial fleet operations. Xos’ “Fleet-as-a-Service” package offers customers a comprehensive suite of commercial products and services facilitate electric fleet operations and seamlessly transition their traditional combustion-engine fleets to battery-electric vehicles.

Business Combination

Xos, Inc. was initially incorporated on July 29, 2020 as a Cayman Islands exempted company under the name “NextGen Acquisition Corporation” (“NextGen”). On August 20, 2021, the transactions contemplated by the Agreement and Plan of Merger, as amended on May 14, 2021, by and among NextGen, Sky Merger Sub I, Inc., a Delaware corporation and a direct wholly owned subsidiary of NextGen (“Merger Sub”), and Xos, Inc., a Delaware corporation (now known as Xos Fleet, Inc., “Legacy Xos”), were consummated (the “Closing”), whereby Merger Sub merged with and into Legacy Xos, the separate corporate existence of Merger Sub ceased and Legacy Xos became the surviving corporation and a wholly owned subsidiary of NextGen (such transaction the “Merger” and, collectively with the Domestication, the “Business Combination”). As a result, Xos became the publicly traded entity listed on the Nasdaq Global Market.

Risks and Uncertainties

In recent years, the United States and other significant markets have experienced high volatility and uncertainty in the capital markets, including inflation. interest rate increases, recent and potential future disruptions in access to bank deposits or lending commitments due to bank failures, supply chain disruption and geopolitical events, such as the war between Russia and Ukraine. These conditions could make it difficult for our customers and us to accurately forecast and plan future business activities, and could cause our customers to slow spending on our products and services or impact their ability to make timely payments. A weak or declining economy could also strain our suppliers, possibly resulting in supply disruption. In addition, there is a risk that our current or future suppliers, service providers, manufacturers or other partners may not survive such difficult economic times, which would directly affect our ability to attain our operating goals on schedule and on budget. The ultimate impact of current economic conditions on the Company is uncertain, but it may have a material negative impact on the Company’s business, operating results, cash flows, liquidity and financial condition.

COVID-19 and actions taken to mitigate its spread have had and may continue to have an adverse impact on the economies and financial markets of many countries, including the areas in which the Company operates. There are no comparable recent events which may provide guidance, and, as a result, the ultimate impact of the COVID-19 pandemic is highly uncertain and subject to change. As a result, the Company is unable to predict the cumulative impact, both in terms of severity and duration, that the COVID-19 pandemic will have on its business, operating results, cash flows, liquidity and financial condition.

Additionally, ongoing geopolitical events, such as the military conflict between Russia and Ukraine and related sanctions, may increase the severity of supply chain disruptions and further hinder our ability to source inventory for our vehicles. The conflict continues to evolve and its ultimate impact on the Company is uncertain, but a prolonged conflict may have a material negative impact on the Company’s business, operating results, cash flows, liquidity and financial condition.

Although the Company has used the best current information available to it in its estimates, actual results could materially differ from the estimates and assumptions developed by management.

Liquidity

As an early stage growth company, the net losses and cash outflows the Company has incurred since inception are consistent with its strategy and budget. The Company will continue to incur net losses and cash outflows in accordance with its operating plan as the Company continues to expand its research and development activities with respect to its vehicles and battery systems, scale its operations to meet anticipated demand and establish its Fleet-as-a-Service offering. As a result, the Company strives to maintain robust access to capital in order to fund and scale its operations. The Company may raise additional capital through a combination of debt financing, other non-dilutive financing and/or equity financing, including through asset-based lending and/or receivable financing. The Company’s ability to access capital when needed is not assured and, if capital is not available to the Company when and in the amounts needed, the Company could be required to delay, scale back or abandon some or all of its development programs and other operations, which could materially harm its business, prospects, financial condition and operating results. Global economic conditions have been worsening, with disruptions to, and volatility in, the credit and financial markets in the United States and worldwide resulting from the effects of COVID-19, recessions, rising inflation rates, including the recent and potential bank failures, supply chain disruption, fuel prices, international currency fluctuations, and geopolitical events such as local and national elections, corruption, political instability and acts of war or military conflict including repercussions of the war between Russia and Ukraine, or terrorism. If the Company is unable to raise capital when needed or on attractive terms, it would be forced to delay, reduce or eliminate its commercialization, research and development programs and/or other efforts.

In August 2021, the Company consummated the Business Combination, which resulted in net cash proceeds of approximately $216.7 million. In December 2020, the Company had the initial closing of its Series A Financing, and in the first quarter of 2021, the Company completed the Series A Financing, including the conversion of all its convertible notes into shares of Legacy Xos preferred stock. As of March 31, 2023, the Company’s principal sources of liquidity were its cash and cash equivalents and investments in marketable debt securities, available-for-sale aggregating to $64.0 million. The Company’s short-term uses of cash are for working capital and to pay interest on its debt and its long-term uses of cash are for working capital and to pay the principal of its indebtedness.

The Company believes that its existing cash resources are sufficient to support planned operations for the next 12 months, and the Company has a base of assets against which it expects to be able to borrow in the future. The Company believes it will meet longer-term expected future cash requirements and obligations through a combination of cash flows from operating activities, available cash balances, and advances under the Standby Equity Purchase Agreement (the “SEPA”). In addition, the Company may seek to raise additional capital through debt financing through asset-based lending and/or receivable financing or through the sale of equity or debt securities.

Supply Chain Disruptions

The Company’s ability to source certain critical inventory items has been impacted by negative global economic conditions caused by factors such as the COVID-19 pandemic, and may continue to be impacted in the future. The Company continues to face widespread shortages for specific components, such as semiconductor chips and battery cells, and disruptions to the supply of components due to port congestion and fluctuating fuel prices.

Despite these disruptions, the Company has taken significant measures to source inventory for its vehicles and its supply chain team has been working with vendors to find alternative solutions to overcome these constraints and where appropriate, working to find alternate sources of supply for critical components, including placing orders in advance of projected need to ensure inventory is able to be delivered in time for production plans.

Note 1 – Description of Business

Xos, Inc. and its wholly owned subsidiaries (collectively, the “Company” or “Xos”) is a leading fleet electrification solutions provider committed to the decarbonization of commercial transportation. Xos designs and manufactures Class 5-8 battery-electric commercial vehicles that travel on last-mile, back-to-base routes of up to 200 miles per day. Xos also offers charging infrastructure products and services through Xos Energy Solutions™ to support electric vehicle fleets. The Company’s proprietary fleet management software, Xosphere™, integrates vehicle operation and vehicle charging to provide commercial fleet operators a more seamless and cost-efficient vehicle ownership experience than traditional internal combustion engine counterparts. Xos developed the X-Platform (its proprietary, purpose-built vehicle chassis platform) and the X-Pack (its proprietary battery system) specifically for the medium- and heavy-duty commercial vehicle segment with a focus on last-mile commercial fleet operations. Xos’ “Fleet-as-a-Service” package offers customers a comprehensive suite of commercial products and services facilitate electric fleet operations and seamlessly transition their traditional combustion-engine fleets to battery-electric vehicles.

Business Combination

Xos, Inc. was initially incorporated on July 29, 2020 as a Cayman Islands exempted company under the name “NextGen Acquisition Corporation” (“NextGen”). On August 20, 2021, the transactions contemplated by the Agreement and Plan of Merger, as amended on May 14, 2021, by and among NextGen, Sky Merger Sub I, Inc., a Delaware corporation and a direct wholly owned subsidiary of NextGen (“Merger Sub”), and Xos, Inc., a Delaware corporation (now known as Xos Fleet, Inc., “Legacy Xos”), were consummated (the “Closing”), whereby Merger Sub merged with and into Legacy Xos, the separate corporate existence of Merger Sub ceased and Legacy Xos became the surviving corporation and a wholly owned subsidiary of NextGen (such transaction the “Merger” and, collectively with the Domestication, the “Business Combination”). As a result, Xos became the publicly traded entity listed on the Nasdaq Global Market.

Risks and Uncertainties

In recent years, the United States and other significant markets have experienced high volatility and uncertainty in the capital markets, including inflation. interest rate increases, recent and potential future disruptions in access to bank deposits or lending commitments due to bank failures, supply chain disruption and geopolitical events, such as the war between Russia and Ukraine, These conditions could make it difficult for our customers and us to accurately forecast and plan future business activities, and could cause our customers to slow spending on our products and services or impact their ability to make timely payments. A weak or declining economy could also strain our suppliers, possibly resulting in supply disruption. In addition, there is a risk that our current or future suppliers, service providers, manufacturers or other partners may not survive such difficult economic times, which would directly affect our ability to attain our operating goals on schedule and on budget. The ultimate impact of current economic conditions on the Company is uncertain, but it may have a material negative impact on the Company’s business, operating results, cash flows, liquidity and financial condition.

COVID-19 and actions taken to mitigate its spread have had and may continue to have an adverse impact on the economies and financial markets of many countries, including the areas in which the Company operates. There are no comparable recent events which may provide guidance, and, as a result, the ultimate impact of the COVID-19 pandemic is highly uncertain and subject to change. As a result, the Company is unable to predict the cumulative impact, both in terms of severity and duration, that the COVID-19 pandemic will have on its business, operating results, cash flows, liquidity and financial condition.

Additionally, ongoing geopolitical events, such as the military conflict between Russia and Ukraine and related sanctions, may increase the severity of supply chain disruptions and further hinder our ability to source inventory for our vehicles. The conflict continues to evolve and its ultimate impact on the Company is uncertain, but a prolonged conflict may have a material negative impact on the Company’s business, operating results, cash flows, liquidity and financial condition.

Although the Company has used the best current information available to it in its estimates, actual results could materially differ from the estimates and assumptions developed by management.

Liquidity

As an early stage growth company, the net losses and cash outflows the Company has incurred since inception are consistent with its strategy and budget. The Company will continue to incur net losses and cash outflows in accordance with its operating plan as the Company continues to expand its research and development activities with respect to its vehicles and battery systems, scale its operations to meet anticipated demand and establish its Fleet-as-a-Service offering. As a result, the Company strives to maintain robust access to capital in order to fund and scale its operations. The Company may raise additional capital through a combination of debt financing, other non-dilutive financing and/or equity financing, including through asset-based lending and/or receivable financing. The Company’s ability to access capital when needed is not assured and, if capital is not available to the Company when and in the amounts needed, the Company could be required to delay, scale back or abandon some or all of its development programs and other operations, which could materially harm its business, prospects, financial condition and operating results. Global economic conditions have been worsening, with disruptions to, and volatility in, the credit and financial markets in the United States and worldwide resulting from the effects of COVID-19, recessions, rising inflation rates, including the recent and potential bank failures, supply chain disruption, fuel prices, international currency fluctuations, and geopolitical events such as local and national elections, corruption, political instability and acts of war or military conflict including repercussions of the war between Russia and Ukraine, or terrorism. If the Company is unable to raise capital when needed or on attractive terms, it would be forced to delay, reduce or eliminate its commercialization, research and development programs and/or other efforts.

In August 2021, the Company consummated the Business Combination, which resulted in net cash proceeds of approximately $216.7 million. In December 2020, the Company had the initial closing of its Series A Financing, and in the first quarter of 2021, the Company completed the Series A Financing, including the conversion of all its convertible notes into shares of Legacy Xos preferred stock. As of December 31, 2022, the Company’s principal sources of liquidity were its cash and cash equivalents (excluding restricted cash) and investments in marketable debt securities, available-for-sale aggregating $86.3 million. The Company’s short-term uses of cash are for working capital and to pay interest on its debt and its long-term uses of cash are for working capital and to pay the principal of its indebtedness.

The Company believes that its existing cash resources are sufficient to support planned operations for the next 12 months, and the Company has a growing base of assets against which it expects to be able to borrow in the future. The Company believes it will meet longer-term expected future cash requirements and obligations through a combination of cash flows from operating activities, available cash balances, and advances under the Standby Equity Purchase Agreement (the “SEPA”). In addition, the Company may seek to raise additional capital through debt financing through asset-based lending and/or receivable financing or through the sale of equity or debt securities.

Supply Chain Disruptions

The Company’s ability to source certain critical inventory items has been impacted by negative global economic conditions caused by factors such as the COVID-19 pandemic, and may continue to be impacted in the future. The Company has faced widespread shortages for specific components, such as semiconductor chips and battery cells, and disruptions to the supply of components due to port congestion and fluctuating fuel prices.

Despite supply chain disruptions, the Company has continued to source inventory for its vehicles and its purchasing team has been working with vendors to find alternative solutions to areas where there are supply chain constraints, and where appropriate and critical, has placed orders in advance of projected need to ensure inventory is able to be delivered in time for production plans.